Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-3

Collection Period	05/01/15-05/31/15
Determination Date	6/9/2015
Distribution Date	6/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$757,316,475.43
2.	Collections allocable to Principal				$24,651,082.43
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$735,324.96

5.	Pool Balance on the close of the last day of the related Collection Period				$731,930,068.04
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				48,417
7.	Initial Pool Balance				$1,000,000,011.82

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$254,316,475.37		$228,930,067.98
	c.	Class A-3 Note Balance	$330,000,000.00		$330,000,000.00
	d.	Class A-4 Note Balance	$111,500,000.00		$111,500,000.00
	e.	Class B Note Balance	$12,000,000.00		$12,000,000.00
	f.	Class C Note Balance	$22,500,000.00		$22,500,000.00
	g.	Class D Note Balance	$22,000,000.00		$22,000,000.00

	h.	Note Balance (sum a - g)	$752,316,475.37		$726,930,067.98
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.7706560		0.6937275
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.7523165		0.7269301
10.	Overcollateralization Target Amount				$5,000,000.06
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.06
12.	Weighted Average Coupon			%	6.99%
13.	Weighted Average Original Term			months	65.68
14.	Weighted Average Remaining Term			months	52.60

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,484,036.74
	b.	Liquidation Proceeds allocable to Finance Charge			$1,471.31
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,485,508.05
16.	Principal:
	a.	Collections allocable to Principal			$24,651,082.43
	b.	Liquidation Proceeds allocable to Principal			$540,812.62
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$25,191,895.05

17.	Total Finance Charge and Principal Collections (15d+16d)		$29,677,403.10
18.	Interest Income from Collection Account		$2,355.13
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$29,679,758.23

Available Funds

21.	Available Collections		$29,679,758.23
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$29,679,758.23

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$631,097.06
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$631,097.06

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$116,561.72
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$116,561.72
	i.	Class A-3 Monthly Interest	$319,000.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$319,000.00
	m.	Class A-4 Monthly Interest	$160,745.83
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$160,745.83
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,400.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,400.00
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$42,937.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$42,937.50
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$51,150.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$51,150.00
34.	Quaternary Principal Distributable Amount		$20,386,407.33
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$21,728,299.44
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$5,000,000.06
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,485,508.05
	b.	Total Daily Deposits of Principal Collections	$25,191,895.05
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,355.13

	e.	Total Deposits to Collection Account (sum a - d)	$29,679,758.23
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$631,097.06
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$26,097,202.44
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,951,458.73

	f.	Total Withdrawals from Collection Account (sum a - e)	$29,679,758.23

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$116,561.72
	c.	Class A-3 Interest Distribution	$319,000.00
	d.	Class A-4 Interest Distribution	$160,745.83
	e.	Class B Interest Distribution	$20,400.00
	f.	Class C Interest Distribution	$42,937.50
	g.	Class D Interest Distribution	$51,150.00
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$25,386,407.39
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$26,097,202.44
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$25,502,969.11
	c.	Class A-3 Distribution	$319,000.00
	d.	Class A-4 Distribution	$160,745.83
	e.	Class B Distribution	$20,400.00
	f.	Class C Distribution	$42,937.50
	g.	Class D Distribution	$51,150.00

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$26,097,202.44

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,951,458.73
	b.	Reserve Account surplus (Ln 55)	$225.22

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,951,683.95
46.	Withdrawals
	a.	Certificateholder Distribution	$2,951,683.95

	b.	Total Withdrawals from Certificate Payment Account	$2,951,683.95

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.03	$2,500,000.03
	b.	Note Balance	$726,930,067.98
48.	Required Reserve Account Amount		$2,500,000.03

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.03
50.	Investment Earnings		$225.22
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,225.25
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$225.22

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,500,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$631,097.06
60.	Amount to be deposited from the Collection Account into the Note Payment Account		$26,097,202.44
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,951,458.73
62.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$225.22
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$25,502,969.11
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$319,000.00
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$160,745.83
68.	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,400.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account		$42,937.50
70.	Amount to be paid to Class D Noteholders from the Note Payment Account		$51,150.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,951,683.95

Net Loss and Delinquency Activity

72.	Net Losses with respect to preceding Collection Period			$193,041.03
73.	Cumulative Net Losses			$4,220,114.20
74.	Cumulative Net Loss Percentage			0.4220%

			Number of Loans	Principal Balance
75.	Delinquency Analysis
	a.	31 to 60 days past due	673	$10,904,112.88
	b.	61 to 90 days past due	220	$3,279,888.30
	c.	91 or more days past due	88	$1,356,376.02

	d.	Total Past Due (sum a-c)	981	15,540,377.20

Servicer Covenant

76.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,146,704,000.00
77.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer